Loan Quality and Allowance for Loan Losses - Allowance for Loan Losses and Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2014	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	$ 12,584	$ 12,387		$ 11,493	$ 11,406	$ 10,896				$ 12,584	$ 11,493	$ 12,387	$ 10,896	$ 10,117
Allowance	12,406		11,493	11,406	10,896				10,117	12,387	10,896	10,896	10,117	11,767
Total charge offs	(1,698)			(979)						(2,539)	(1,685)	(2,493)	(3,728)	(7,480)
Provision for Loan Loses	(1,732)	(774)	(880)	(559)	(1,168)	(1,325)	(1,407)	(1,393)	(339)	(2,590)	(1,727)	(3,381)	(4,464)	(5,750)
Total recoveries	144			507						146	555	603	43	80
Loans and Leases Receivable, Gross	1,815,510	1,742,868				1,361,718				1,815,510		1,742,868	1,361,718
Loans receivable, unamortized yield adjustments	(1,439)	(1,397)				(847)				(1,439)		(1,397)	(847)
Loans receivable	1,814,071	1,741,471				1,360,871				1,814,071		1,741,471	1,360,871
Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	12,584	12,387		11,493		10,896				12,584	11,493	12,387	10,896	10,117
Allowance	12,406			11,406	10,896				10,117	12,387	10,896	10,896	10,117	11,534
Provision for Loan Loses	1,732			559						2,590	1,727	3,381	4,464	5,983
Unallocated Allowance For Loan Losses [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance														233
Provision for Loan Loses														(233)
Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	558	1,007				1,237				558		1,007	1,237
Allowance, Loans collectively evaluated for impairment	10,551	9,641				7,944				10,551		9,641	7,944
Allowance	11,109	10,648				9,181				11,109		10,648	9,181
Loans individually evaluated for impairment	17,804	19,616				24,498				17,804		19,616	24,498
Loans collectively evaluated for impairment	1,568,939	1,483,747				1,136,945				1,568,939		1,483,747	1,136,945
Loans and Leases Receivable, Gross	1,586,743	1,503,363				1,161,443				1,586,743		1,503,363	1,161,443
Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality	91	98				17				91		98	17
Allowance, Loans individually evaluated for impairment	207	568				824				207		568	824
Allowance, Loans collectively evaluated for impairment	1,177	1,073				874				1,177		1,073	874
Allowance	1,475	1,739				1,715				1,475		1,739	1,715
Loans acquired with deteriorated credit quality	9,970	10,138				6,050				9,970		10,138	6,050
Loans individually evaluated for impairment	8,646	7,455				8,986				8,646		7,455	8,986
Loans collectively evaluated for impairment	210,151	221,912				185,239				210,151		221,912	185,239
Loans and Leases Receivable, Gross	228,767	239,505				200,275				228,767		239,505	200,275
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	2,310	2,729		3,274		3,660				2,310	3,274	2,729	3,660	4,572
Allowance	2,575			3,547	3,660				4,572	2,729	3,660	3,660	4,572	6,644
Total charge offs	(1,134)			(278)						(1,437)	(508)	(1,202)	(2,272)	(6,398)
Total recoveries	141			7						141	25	67	15	6
Loans and Leases Receivable, Gross	570,600	580,612				500,647				570,600		580,612	500,647
Residential Mortgage [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	2,310	2,729		3,274		3,660				2,310	3,274	2,729	3,660	4,572
Allowance	2,575			3,547	3,660				4,572	2,729	3,660	3,660	4,572	6,644
Provision for Loan Loses	728			(2)						877	97	204	1,345	4,320
Residential Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	151	528				697				151		528	697
Allowance, Loans collectively evaluated for impairment	2,137	2,172				2,939				2,137		2,172	2,939
Allowance	2,288	2,700				3,636				2,288		2,700	3,636
Loans individually evaluated for impairment	11,693	11,923				14,412				11,693		11,923	14,412
Loans collectively evaluated for impairment	493,311	494,522				484,575				493,311		494,522	484,575
Loans and Leases Receivable, Gross	505,004	506,445				498,987				505,004		506,445	498,987
Residential Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans collectively evaluated for impairment	22	29				24				22		29	24
Allowance	22	29				24				22		29	24
Loans acquired with deteriorated credit quality	730	742								730		742
Loans individually evaluated for impairment	259					359				259			359
Loans collectively evaluated for impairment	64,607	73,425				1,301				64,607		73,425	1,301
Loans and Leases Receivable, Gross	65,596	74,167				1,660				65,596		74,167	1,660
Commercial Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	8,392	7,737		6,574		5,359				8,392	6,574	7,737	5,359	3,443
Allowance	7,942			6,220	5,359				3,443	7,737	5,359	5,359	3,443	3,336
Total charge offs	(266)									(612)	(34)	(44)	(1,042)	(483)
Total recoveries				497							525	525		37
Loans and Leases Receivable, Gross	1,057,288	983,755				666,828				1,057,288		983,755	666,828
Commercial Mortgage [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	8,392	7,737		6,574		5,359				8,392	6,574	7,737	5,359	3,443
Allowance	7,942			6,220	5,359				3,443	7,737	5,359	5,359	3,443	3,336
Provision for Loan Loses	716			(143)						1,267	724	1,897	2,958	553
Commercial Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	388	404				430				388		404	430
Allowance, Loans collectively evaluated for impairment	7,528	6,760				4,356				7,528		6,760	4,356
Allowance	7,916	7,164				4,786				7,916		7,164	4,786
Loans individually evaluated for impairment	3,546	5,403				7,865				3,546		5,403	7,865
Loans collectively evaluated for impairment	947,350	873,340				540,491				947,350		873,340	540,491
Loans and Leases Receivable, Gross	950,896	878,743				548,356				950,896		878,743	548,356
Commercial Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	64	165				84				64		165	84
Allowance, Loans collectively evaluated for impairment	412	408				489				412		408	489
Allowance	476	573				573				476		573	573
Loans acquired with deteriorated credit quality	1,039	1,071				1,230				1,039		1,071	1,230
Loans individually evaluated for impairment	1,976	1,895				2,079				1,976		1,895	2,079
Loans collectively evaluated for impairment	103,377	102,046				115,163				103,377		102,046	115,163
Loans and Leases Receivable, Gross	106,392	105,012				118,472				106,392		105,012	118,472
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	59	67		71	103	81				59	71	67	81	277	58
Allowance									277				277	289	58
Total charge offs													(9)	(106)
Total recoveries														33
Loans and Leases Receivable, Gross	8,708	7,281				11,851				8,708		7,281	11,851
Construction [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	59	67		71		81				59	71	67	81	277
Allowance	58			103	81				277	67	81	81	277	289
Provision for Loan Loses	1			(32)						(8)	(10)	(14)	(187)	61
Construction [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans collectively evaluated for impairment	55	29				50				55		29	50
Allowance	55	29				50				55		29	50
Loans collectively evaluated for impairment	5,700	3,619				5,717				5,700		3,619	5,717
Loans and Leases Receivable, Gross	5,700	3,619				5,717				5,700		3,619	5,717
Construction [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans collectively evaluated for impairment	4	38				31				4		38	31
Allowance	4	38				31				4		38	31
Loans acquired with deteriorated credit quality						316							316
Loans individually evaluated for impairment	2,656	1,448				2,570				2,656		1,448	2,570
Loans collectively evaluated for impairment	352	2,214				3,248				352		2,214	3,248
Loans and Leases Receivable, Gross	3,008	3,662				6,134				3,008		3,662	6,134
Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	1,407	1,284		1,042		1,218				1,407	1,042	1,284	1,218	1,310
Allowance	1,362			980	1,218				1,310	1,284	1,218	1,218	1,310	880
Total charge offs	(259)			(672)						(451)	(1,080)	(1,170)	(182)	(349)
Total recoveries	3			3						5	5	9	18
Loans and Leases Receivable, Gross	78,448	67,261				70,688				78,448		67,261	70,688
Commercial Business [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	1,407	1,284		1,042		1,218				1,407	1,042	1,284	1,218	1,310
Allowance	1,362			980	1,218				1,310	1,284	1,218	1,218	1,310	880
Provision for Loan Loses	301			731						569	899	1,227	72	779
Commercial Business [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans collectively evaluated for impairment	556	352				252				556		352	252
Allowance	556	352				252				556		352	252
Loans individually evaluated for impairment	1,453	1,263				1,076				1,453		1,263	1,076
Loans collectively evaluated for impairment	43,148	31,326				25,975				43,148		31,326	25,975
Loans and Leases Receivable, Gross	44,601	32,589				27,051				44,601		32,589	27,051
Commercial Business [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality	91	98				17				91		98	17
Allowance, Loans individually evaluated for impairment	125	346				740				125		346	740
Allowance, Loans collectively evaluated for impairment	635	488				209				635		488	209
Allowance	851	932				966				851		932	966
Loans acquired with deteriorated credit quality	8,201	8,325				4,504				8,201		8,325	4,504
Loans individually evaluated for impairment	2,194	2,456				2,746				2,194		2,456	2,746
Loans collectively evaluated for impairment	23,452	23,891				36,387				23,452		23,891	36,387
Loans and Leases Receivable, Gross	33,847	34,672				43,637				33,847		34,672	43,637
Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	314	460		435		490				314	435	460	490	447
Allowance	362			469	490				447	460	490	490	447	322
Total charge offs	(39)			(1)						(39)	(34)	(47)	(221)	(135)
Total recoveries												2	10	2
Loans and Leases Receivable, Gross	72,195	75,611				80,813				72,195		75,611	80,813
Home Equity Loans [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	314	460		435		490				314	435	460	490	447
Allowance	362			469	490				447	460	490	490	447	322
Provision for Loan Loses	(9)			(33)						(107)	(21)	15	254	258
Home Equity Loans [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	19	75				110				19		75	110
Allowance, Loans collectively evaluated for impairment	220	272				300				220		272	300
Allowance	239	347				410				239		347	410
Loans individually evaluated for impairment	1,095	1,010				1,145				1,095		1,010	1,145
Loans collectively evaluated for impairment	63,901	66,163				65,581				63,901		66,163	65,581
Loans and Leases Receivable, Gross	64,996	67,173				66,726				64,996		67,173	66,726
Home Equity Loans [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	18	57								18		57
Allowance, Loans collectively evaluated for impairment	57	56				80				57		56	80
Allowance	75	113				80				75		113	80
Loans individually evaluated for impairment	596	692				606				596		692	606
Loans collectively evaluated for impairment	6,603	7,746				13,481				6,603		7,746	13,481
Loans and Leases Receivable, Gross	7,199	8,438				14,087				7,199		8,438	14,087
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	22	22		23		12				22	23	22	12	14	23
Allowance				11	12				14		12	12	14	14	23
Total charge offs				(28)							(29)	(30)	(2)	(9)
Total recoveries														2
Loans and Leases Receivable, Gross	4,860	4,338				4,278				4,860		4,338	4,278
Other Consumer [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	22	22		23						22	23	22		14
Allowance	23			11	12						12	12		14
Provision for Loan Loses	(1)			40							40	40		7
Other Consumer [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans collectively evaluated for impairment	21	21				12				21		21	12
Allowance	21	21				12				21		21	12
Loans collectively evaluated for impairment	4,758	4,248				4,145				4,758		4,248	4,145
Loans and Leases Receivable, Gross	4,758	4,248				4,145				4,758		4,248	4,145
Other Consumer [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans collectively evaluated for impairment	1	1								1		1
Allowance	1	1								1		1
Loans collectively evaluated for impairment	102	90				133				102		90	133
Loans and Leases Receivable, Gross	102	90				133				102		90	133
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	80	88		74	76	76				80	74	88	76	54	84	49
Allowance															84	49
Loans and Leases Receivable, Gross	23,411	24,010				26,613				23,411		24,010	26,613
Home Equity Lines of Credit [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	80	88		74		76				80	74	88	76	54
Allowance	84			76	76				54	88	76	76	54	49
Provision for Loan Loses	(4)			(2)						(8)	(2)	12	22	5
Home Equity Lines of Credit [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans collectively evaluated for impairment	34	35				35				34		35	35
Allowance	34	35				35				34		35	35
Loans individually evaluated for impairment	17	17								17		17
Loans collectively evaluated for impairment	10,771	10,529				10,461				10,771		10,529	10,461
Loans and Leases Receivable, Gross	10,788	10,546				10,461				10,788		10,546	10,461
Home Equity Lines of Credit [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans collectively evaluated for impairment	46	53				41				46		53	41
Allowance	46	53				41				46		53	41
Loans individually evaluated for impairment	965	964				626				965		964	626
Loans collectively evaluated for impairment	11,658	12,500				15,526				11,658		12,500	15,526
Loans and Leases Receivable, Gross	$ 12,623	$ 13,464				$ 16,152				$ 12,623		$ 13,464	$ 16,152